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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage, LLC
                 ---------------------------------
   Address:      111 West Jackson Blvd, 20th Floor
                 ---------------------------------
                 Chicago, IL 60604
                 ---------------------------------

                 ---------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Shimanek
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   312 692 5011
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ William J. Shimanek         Chicago, Illinois   February 14, 2008
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
    ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         131
                                        --------------------

Form 13F Information Table Value Total:        805,735
                                        --------------------
                                            (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------    -----------------            ---------------------------------

                           FORM 13F INFORMATION TABLE

Column 1                     Column 2       Column 3  Column 4         Column 5          Column 6   Column 7       Column 8
---------------------------- -------------- -------- ----------- ---------------------   ----------  --------  ---------------------
                                                      VALUE      SHRS OR    SH/   PUT/   INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP   (X$1000)    PRN AMT    PRN   CALL   DISCRETION  MANAGERS  SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ASM INTL N V                 BOND            00207DAG7   3,050   2,500,000   PRN         SOLE                 2,500,000
ADVANCED MICRO DEVICES INC   BOND            007903AL1   5,350   7,500,000   PRN         SOLE                 7,500,000
ADVANCED MICRO DEVICES INC   COM             007903957     576      76,800         PUT   SOLE                 N/A
AMAZON COM INC               BOND            023135AF3  18,405  15,083,000   PRN         SOLE                15,083,000
AMERICAN AXLE & MFG HLDGS IN COM             024061953     466      25,000         PUT   SOLE                 N/A
AMERICAN FINL GROUP INC OHIO BOND            025932AD6   2,543   5,000,000   PRN         SOLE                 5,000,000
AMERICAN FINL RLTY TR        BOND            02607PAB3  11,266  11,500,000   PRN         SOLE                11,500,000
AMERICREDIT CORP             BOND            03060RAR2   1,992   3,000,000   PRN         SOLE                 3,000,000
AMGEN INC                    BOND            031162AL4     398     608,000   PRN         SOLE                   608,000
AMGEN INC                    BOND            031162AN0  15,965  17,500,000   PRN         SOLE                17,500,000
APPLE INC                    COM             037833950  13,866      70,000         PUT   SOLE                 N/A
ATHEROGENICS INC             COM             047439954      93     243,800         PUT   SOLE                 N/A
ATHEROGENICS INC             BOND            047439AD6     772   9,250,000   PRN         SOLE                 9,250,000
BEAR STEARNS COS INC         COM             073902108     353       4,000   SH          SOLE                     4,000
BEAR STEARNS COS INC         COM             073902958  13,238     150,000         PUT   SOLE                 N/A
BLACKROCK INC                BOND            09247XAB7  21,545  10,000,000   PRN         SOLE                10,000,000
BOSTON PRIVATE FINL HLDGS IN BOND            101119AB1     500     500,000   PRN         SOLE                   500,000
BOSTON PPTYS LTD PARTNERSHIP BOND            10112RAG9  31,833  28,750,000   PRN         SOLE                28,750,000
CAESARS ENTMT INC            BOND            127687AB7  34,009  25,000,000   PRN         SOLE                25,000,000
CAPITALSOURCE INC            BOND            14055XAE2   4,655   5,000,000   PRN         SOLE                 5,000,000
CARNIVAL CORP                BOND            143658AS1   6,690   8,804,000   PRN         SOLE                 8,804,000
CIENA CORP                   BOND            171779AA9   4,079   4,100,000   PRN         SOLE                 4,100,000
CISCO SYS INC                COM             17275R902   1,354      50,000         CALL  SOLE                 N/A
COOPER COS INC               BOND            216648AG0  10,255  10,000,000   PRN         SOLE                10,000,000
COVENTRY HEALTH CARE INC     COM             222862104   1,155      19,500   SH          SOLE                    19,500
COVENTRY HEALTH CARE INC     COM             222862954   2,963      50,000         PUT   SOLE                 N/A
CYPRESS SEMICONDUCTOR CORP   COM             232806909  13,990     388,300         CALL  SOLE                 N/A
CYPRESS SEMICONDUCTOR CORP   BOND            232806AK5   8,034   5,000,000   PRN         SOLE                 5,000,000
DST SYS INC DEL              BOND            233326AD9  30,635  17,957,000   PRN         SOLE                17,957,000
DICKS SPORTING GOODS INC     BOND            253393AB8   4,998   5,000,000   PRN         SOLE                 5,000,000
E M C CORP MASS              COM             268648902  11,598     625,900         CALL  SOLE                 N/A
EBAY INC                     COM             278642903   3,320     100,000         CALL  SOLE                 N/A
EMCORE CORP                  BOND            290846AC8  20,109   9,240,000   PRN         SOLE                 9,240,000
ENZON PHARMACEUTICALS INC    BOND            293904AE8   2,934   2,500,000   PRN         SOLE                 2,500,000
EXPEDIA INC DEL              WARRANT         30212P121   9,101     296,900   SH          SOLE                   296,900
FEI CO                       BOND            30241LAD1  27,717  26,750,000   PRN         SOLE                26,750,000
FINANCIAL FED CORP           BOND            317492AF3   4,865   5,000,000   PRN         SOLE                 5,000,000
FORD MTR CO DEL              COM             345370860     202      30,000   SH          SOLE                    30,000
FORD MTR CO DEL              COM             345370950     337      50,000         PUT   SOLE                 N/A
GENERAL MTRS CORP            BOND            370442691   5,792     240,000   PRN         SOLE                   240,000
GLOBAL BRANDS ACQUISITION CO UNIT            378982201   1,512     150,000   SH          SOLE                   150,000
GLG PARTNERS INC             WARRANT         37929X115  13,076     961,500   SH          SOLE                   961,500
GLOBAL CROSSING LTD          BOND            37932JAA1   5,520   4,900,000   PRN         SOLE                 4,900,000
GOOGLE INC                   COM             38259P958  35,196      50,900         PUT   SOLE                 N/A
GREAT ATLANTIC & PAC TEA INC COM             390064103   1,443      46,055   SH          SOLE                    46,055
GREAT ATLANTIC & PAC TEA INC COM             390064953     783      25,000         PUT   SOLE                 N/A
GREY GLOBAL GROUP INC        BOND            39787MAB4   5,180   4,000,000   PRN         SOLE                 4,000,000
HECKMANN CORP                COM             422680108     919     125,000   SH          SOLE                   125,000
HECKMANN CORP                WARRANT         422680116     919     125,000   SH          SOLE                   125,000
HICKS ACQUISITION CO I INC   UNIT            429086408   1,000     100,000   SH          SOLE                   100,000
HOLOGIC INC                  BOND            436440AA9   4,329   4,000,000   PRN         SOLE                 4,000,000
HOSPITALITY PPTYS TR         BOND            44106MAK8   2,229   2,500,000   PRN         SOLE                 2,500,000
HUMAN GENOME SCIENCES INC    BOND            444903AK4   8,964   9,500,000   PRN         SOLE                 9,500,000
IMCLONE SYS INC              COM             45245W109     236       5,492   SH          SOLE                     5,492
IMCLONE SYS INC              COM             45245W959   1,290      30,000         PUT   SOLE                 N/A
IMCLONE SYS INC              BOND            45245WAF6   2,822   3,000,000   PRN         SOLE                 3,000,000
INCYTE CORP                  BOND            45337CAF9  22,328  22,160,000   PRN         SOLE                22,160,000
INFORMATICA CORP             BOND            45666QAB8   5,637   5,000,000   PRN         SOLE                 5,000,000
INFORMATION SERVICES GROUP I WARRANT         45675Y112      56      55,000   SH          SOLE                    55,000
JAGUAR MNG INC               COM             47009M103     303      25,000   SH          SOLE                    25,000
JAKKS PAC INC                BOND            47012EAB2   2,694   2,000,000   PRN         SOLE                 2,000,000
JANUS CAP GROUP INC          COM             47102X105   1,370      41,700   SH          SOLE                    41,700
JUNIPER NETWORKS INC         BOND            48203RAC8   4,154   2,500,000   PRN         SOLE                 2,500,000
K V PHARMACEUTICAL CO        BOND            482740AC1   3,186   2,500,000   PRN         SOLE                 2,500,000
KELLOGG CO                   COM             487836958   2,181      41,600         PUT   SOLE                 N/A
LINCOLN NATL CORP IND        COM             534187959   1,164      20,000         PUT   SOLE                 N/A

LOWES COS INC                BOND            548661CG0     726     809,000   PRN         SOLE                   809,000
MGI PHARMA INC               BOND            552880AB2  36,537  38,000,000   PRN         SOLE                38,000,000
M-SYSTEMS FIN INC            BOND            55375VAB8   9,883   9,000,000   PRN         SOLE                 9,000,000
MARSHALL & ILSLEY CORP NEW   COM             571834903     662      25,000         CALL  SOLE                 N/A
MCAFEE INC                   COM             579064106     244       6,500   SH          SOLE                     6,500
MEDAREX INC                  COM             583916901   2,650     254,500         CALL  SOLE                 N/A
MEDIA & ENTMT HOLDINGS INC   COM             58439W108     554      75,000   SH          SOLE                    75,000
MENTOR GRAPHICS CORP         COM             587200106   2,298     213,200   SH          SOLE                   213,200
MERRILL LYNCH & CO INC       COM             590188108   1,686      31,400   SH          SOLE                    31,400
MERRILL LYNCH & CO INC       COM             590188908   1,202      22,400         CALL  SOLE                 N/A
MERRILL LYNCH & CO INC       COM             590188958  10,736     200,000         PUT   SOLE                 N/A
MIRANT CORP NEW              COM             60467R100     367       9,403   SH          SOLE                     9,403
MIRANT CORP NEW              WARRANT         60467R118   9,047     232,100   SH          SOLE                   232,100
MOSAIC CO                    COM             61945A907   6,038      64,000         CALL  SOLE                 N/A
NCI BUILDING SYS INC         BOND            628852AG0   9,828  10,000,000   PRN         SOLE                10,000,000
NABORS INDS INC              BOND            629568AP1   9,439  10,000,000   PRN         SOLE                10,000,000
NASH FINCH CO                BOND            631158AD4   2,949   6,462,000   PRN         SOLE                 6,462,000
NEUROCRINE BIOSCIENCES INC   COM             64125C909     228      50,000         CALL  SOLE                 N/A
NORTH AMERN PALLADIUM LTD    COM             656912102     611     165,000   SH          SOLE                   165,000
NORTH AMERN PALLADIUM LTD    WARRANT         656912110     657     177,500   SH          SOLE                   177,500
OWENS ILL INC                PREFERRED STOCK 690768502     928      18,600   SH          SOLE                    18,600
PSS WORLD MED INC            BOND            69366AAB6     615     500,000   PRN         SOLE                   500,000
PHOTRONICS INC               BOND            719405AE2   2,478   2,500,000   PRN         SOLE                 2,500,000
PORTFOLIO RECOVERY ASSOCS IN COM             73640Q955   1,190      30,000         PUT   SOLE                 N/A
PRIDE INTL INC DEL           COM             74153Q102     719      21,200   SH          SOLE                    21,200
PROLOGIS                     BOND            743410AR3   2,333   2,500,000   PRN         SOLE                 2,500,000
PROSPECT ACQUISITION CORP    UNIT            74347T103     910     100,000   SH          SOLE                   100,000
PROSPECT ACQUISITION CORP    WARRANT         74347T111      85     100,000   SH          SOLE                   100,000
PRUDENTIAL FINL INC          BOND            744320AG7  19,943  20,000,000   PRN         SOLE                20,000,000
QUANTUM CORP                 COM             747906204     341     126,600   SH          SOLE                   126,600
QWEST COMMUNICATIONS INTL IN COM             749121959     210      30,000         PUT   SOLE                 N/A
QWEST COMMUNICATIONS INTL IN BOND            749121BY4  13,335  10,000,000   PRN         SOLE                10,000,000
RAYTHEON CO                  WARRANT         755111119   5,882      96,900   SH          SOLE                    96,900
RED HAT INC                  BOND            756577AB8  13,968  13,800,000   PRN         SOLE                13,800,000
REDDY ICE HLDGS INC          COM             75734R905   1,329      52,500         CALL  SOLE                 N/A
REVLON INC                   COM             761525500      12      10,000   SH          SOLE                    10,000
SBA COMMUNICATIONS CORP      BOND            78388JAJ5   2,822   2,500,000   PRN         SOLE                 2,500,000
SP ACQUISITION HOLDINGS INC  COM             78470A104     250      27,000   SH          SOLE                    27,000
SP ACQUISITION HOLDINGS INC  WARRANT         78470A112     250      27,000   SH          SOLE                    27,000
SAKS INC                     BOND            79377WAL2   6,123   3,450,000   PRN         SOLE                 3,450,000
SARA LEE CORP                COM             803111103      80       5,000   SH          SOLE                     5,000
SARA LEE CORP                COM             803111953   1,394      86,800         PUT   SOLE                 N/A
SCHEIN HENRY INC             BOND            806407AB8  20,108  14,072,000   PRN         SOLE                14,072,000
SCHLUMBERGER LTD             BOND            806857AD0  61,533  25,000,000   PRN         SOLE                25,000,000
SILLICON VY BANCSHARES       BOND            827064AC0  18,040  12,000,000   PRN         SOLE                12,000,000
SONOSITE INC                 BOND            83568GAA2   3,648   3,250,000   PRN         SOLE                 3,250,000
SUNOCO INC                   COM             86764P909   3,639      50,000         CALL  SOLE                 N/A
SUPERVALU INC                BOND            868536AP8   2,744   7,500,000   PRN         SOLE                 7,500,000
SYMANTEC CORP                BOND            871503AD0   2,604   2,500,000   PRN         SOLE                 2,500,000
TJX COS INC NEW              BOND            872540AL3   5,943   6,054,000   PRN         SOLE                 6,054,000
TARGET CORP                  COM             87612E906   1,250      25,000         CALL  SOLE                 N/A
THORATEC CORP                BOND            885175AB5   2,333   3,500,000   PRN         SOLE                 3,500,000
TRANSOCEAN SEDCO FOREX INC   BOND            893830AU3   5,686   5,250,000   PRN         SOLE                 5,250,000
TRANSOCEAN SEDCO FOREX INC   BOND            893830AV1     271     250,000   PRN         SOLE                   250,000
TRANSOCEAN SEDCO FOREX INC   BOND            893830AW9     272     250,000   PRN         SOLE                   250,000
USEC INC                     BOND            90333EAC2     987   1,000,000   PRN         SOLE                 1,000,000
UNITED RENTALS NORTH AMER IN BOND            911365AH7   3,662   3,620,000   PRN         SOLE                 3,620,000
VICTORY ACQUISITION CORP     COM             92644D100      73       7,500   SH          SOLE                     7,500
VICTORY ACQUISITION CORP     WARRANT         92644D118      73       7,500   SH          SOLE                     7,500
VORNADO RLTY TR              BOND            929042AC3   2,655   3,000,000   PRN         SOLE                 3,000,000
WMS INDS INC                 BOND            929297AE9   4,221   1,500,000   PRN         SOLE                 1,500,000
WHIRLPOOL CORP               COM             963320106     375       4,600   SH          SOLE                     4,600
NOBLE CORPORATION            COM             G65422100     350       6,200   SH          SOLE                     6,200
NOBLE CORPORATION            COM             G65422950   1,594      28,200         PUT   SOLE                 N/A
NAVIOS MARITIME HOLDINGS INC WARRANT         Y62196111   2,641     215,600   SH          SOLE                   215,600